Finance Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finance Expense [Abstract]
Interest expense	$ (105.0)	$ (90.7)	$ (68.6)
Capitalized interest	24.2	18.3	13.0
Total finance expense	$ (80.8)	$ (72.4)	$ (55.6)